Note 10 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Status of the Warrants Outstanding - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Dec. 22, 2011
Exercise Price 1 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.75	$ 0.75
Number Outstanding (in Shares)	139,340	139,340
Weighted Average Remaining Contractual Life	6 months	9 months
Exercise Price 2 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.78	$ 0.78
Number Outstanding (in Shares)	213,402	213,402
Weighted Average Remaining Contractual Life	306 days	1 year 32 days
Exercise Price 3 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 0.80	$ 0.80
Number Outstanding (in Shares)	124,481	124,481
Weighted Average Remaining Contractual Life	9 months	1 year
Exercise Price 4 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.00	$ 1.00
Number Outstanding (in Shares)	180,000	180,000
Weighted Average Remaining Contractual Life	204 days	295 days
Exercise Price 5 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 1.15	$ 1.15
Number Outstanding (in Shares)	461,340	461,340
Weighted Average Remaining Contractual Life	6 years 29 days	6 years 120 days
Exercise Price 6 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 2.00	$ 2.00
Number Outstanding (in Shares)	54,367	54,367
Weighted Average Remaining Contractual Life	1 year 124 days	1 year 215 days
Exercise Price	$ 1.01	$ 1.01	$ 1.93	$ 1.97	$ 2.00
Number Outstanding (in Shares)	1,172,930	1,172,930
Weighted Average Remaining Contractual Life	2 years 302 days	3 years 29 days